Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 20 - FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. This hierarchy requires the use of observable market data when available.

Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include observable inputs employed by certified appraisers or an internal evaluator for similar assets classified as Level III inputs adjusted for qualitative factors and estimated liquidation expenses.

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2013 and December 31, 2012, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(dollars in thousands)	December 31, 2013
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$—	$48,446	$—	$48,446
Obligations of states and political subdivisions	—	60,414	—	60,414
Mortgage-backed securities	—	90,900	—	90,900
Equity securities	195	—	—	195

Total securities available for sale:	$195	$199,760	$—	$199,955

Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$372	$372
Mortgage servicing rights	$—	$—	$1	$1

(dollars in thousands)	December 31, 2012
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$—	$47,295	$—	$47,295
Obligations of states and political subdivisions	—	52,030	—	52,030
Mortgage-backed securities	—	78,678	—	78,678
Equity securities	205	—	—	205

Total securities available for sale:	$205	$178,003	$—	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$2,730	$2,730
Mortgage servicing rights	$—	$—	$47	$47